Significant Accounting Policies - Convenience Translation, Cash & cash equivalents, restricted cash and time deposits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Cash and cash equivalents and time deposits
Convenience translation rate (USD to RMB)	7.2993		7.2993
Cash and cash equivalents and time deposits
Cash and cash equivalents	¥ 10,249,382	¥ 7,191,821	$ 1,404,160		¥ 10,172,584
Time deposits	3,588,475	5,194,891	491,619
Restricted cash	50,000	50,000
PRC Subsidiaries and Variable Interest Entities
Cash and cash equivalents and time deposits
Cash and cash equivalents	¥ 8,165,700	¥ 5,632,100
Cash and cash equivalents held by PRC subsidiaries and VIEs (as a percent)	80.00%	78.00%
Cash held in accounts managed by online payment platforms
Cash and cash equivalents and time deposits
Cash and cash equivalents	¥ 65,900	¥ 43,000
Denominated in US dollars
Cash and cash equivalents and time deposits
Cash and cash equivalents	2,840,700	1,286,500	395,200	$ 181,600
Time deposits	¥ 3,588,500	¥ 5,194,900	$ 499,200	$ 733,500